Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Securitized Credit Fund

(the "Fund")

Supplement dated September 23, 2016 to the Fund's

Class A, Class I, and Class P Prospectus dated July 29, 2016

("Prospectus")

On September 15, 2016, the Board of Trustees of Voya Separate Portfolios Trust approved a proposal to reduce the Fund's expense limitation with respect to its Class I shares. Effective September 23, 2016, the Fund's Prospectus is revised as follows:

1.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		A	I2	P
Management Fee	%	0.60	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fee	%	0.25	None	None
Other Expenses	%	0.19	0.22	0.14
Total Annual Fund Operating Expenses	%	1.04	0.82	0.74
Waivers and Reimbursements[3]	%	(0.04)	(0.14)	(0.69)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.00	0.68	0.05

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The adviser is contractually obligated to limit expenses to 1.00% and 0.05% for Class A and Class P shares, respectively, through August 1, 2017. The adviser is contractually obligated to limit expenses to 0.68% for Class I shares through August 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2017. Termination or modification of these obligations requires approval by the Fund's board.

2.	The table in the section entitled "Expense Examples" in the summary section of the Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$349	569	806	1,486
I	Sold or Held	$69	248	441	1,001
P	Sold or Held	$5	167	343	854

Voya Securitized Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Securitized Credit Fund

(the "Fund")

Supplement dated September 23, 2016 to the Fund's

Class A, Class I, and Class P Prospectus dated July 29, 2016

("Prospectus")

On September 15, 2016, the Board of Trustees of Voya Separate Portfolios Trust approved a proposal to reduce the Fund's expense limitation with respect to its Class I shares. Effective September 23, 2016, the Fund's Prospectus is revised as follows:

1.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		A	I2	P
Management Fee	%	0.60	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fee	%	0.25	None	None
Other Expenses	%	0.19	0.22	0.14
Total Annual Fund Operating Expenses	%	1.04	0.82	0.74
Waivers and Reimbursements[3]	%	(0.04)	(0.14)	(0.69)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.00	0.68	0.05

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The adviser is contractually obligated to limit expenses to 1.00% and 0.05% for Class A and Class P shares, respectively, through August 1, 2017. The adviser is contractually obligated to limit expenses to 0.68% for Class I shares through August 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2017. Termination or modification of these obligations requires approval by the Fund's board.

2.	The table in the section entitled "Expense Examples" in the summary section of the Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$349	569	806	1,486
I	Sold or Held	$69	248	441	1,001
P	Sold or Held	$5	167	343	854

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2017 August 1, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Voya Securitized Credit Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Yr	rr_ExpenseExampleYear01	$ 349
3 Yrs	rr_ExpenseExampleYear03	569
5 Yrs	rr_ExpenseExampleYear05	806
10 Yrs	rr_ExpenseExampleYear10	1,486
1 Yr	rr_ExpenseExampleNoRedemptionYear01	349
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	569
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	806
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,486
Voya Securitized Credit Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.68%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 69
3 Yrs	rr_ExpenseExampleYear03	248
5 Yrs	rr_ExpenseExampleYear05	441
10 Yrs	rr_ExpenseExampleYear10	1,001
1 Yr	rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	248
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	441
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,001
Voya Securitized Credit Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.05%
1 Yr	rr_ExpenseExampleYear01	$ 5
3 Yrs	rr_ExpenseExampleYear03	167
5 Yrs	rr_ExpenseExampleYear05	343
10 Yrs	rr_ExpenseExampleYear10	854
1 Yr	rr_ExpenseExampleNoRedemptionYear01	5
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	167
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	343
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 854

[1]	The adviser is contractually obligated to limit expenses to 1.00% and 0.05% for Class A and Class P shares, respectively, through August 1, 2017. The adviser is contractually obligated to limit expenses to 0.68% for Class I shares through August 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2017. Termination or modification of these obligations requires approval by the Funds board.
[2]	Expense information has been restated to reflect current contractual rates.